First Trust Morningstar Dividend Leaders Index Fund Investment Strategy - First Trust Morningstar Dividend Leaders Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by Morningstar, Inc. (the “Index Provider”). The Index Provider serves as the index calculation agent. The Index Provider continually reviews the Index methodology to account for factors such as evolving market trends, feedback received from market participants or as an endeavor to adopt evolving best practices in the industry. Such reviews may cause the Index Provider to change the Index construction or calculation methodology, as well as the Index's treatment of various corporate actions. Such changes can impact the Index’s selection universe, portfolio composition or the Index’s on-going maintenance. The Index is designed to target the 100 highest-yielding stocks from the Morningstar Dividend Composite Index, which screens for records of consistent dividend payments and stocks' capacity to sustain their dividends. The securities comprising the Morningstar® US Market IndexSM (the “Base Index”) serve as the Fund’s selection universe. The Base Index measures the performance of large-, mid- and small-cap stocks in the U.S., representing the top 97% of the investable universe by market capitalization. According to the Index Provider, to be eligible for inclusion in the Base Index, a security must be listed on a qualifying U.S. securities exchange and be issued by a company incorporated in the United States or its territories and whose primary stock market activities are conducted in the United States. Securities issued by companies incorporated outside the United States and its territories may nonetheless be included in the Base Index if the company files a Form 10-K/10-Q or equivalents, and its primary business activities, as measured by the geographic distribution of revenue and assets, are conducted in the United States. The Base Index also excludes securities based on liquidity standards, among other criteria, determined by the Index Provider. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. From this universe, according to the Index Provider, the Index further excludes any securities issuing dividend payments that do not constitute qualifying income (i.e., real estate investment trusts). In order to be eligible for inclusion in the Index, a security must also have a positive dividend yield, a five-year dividend per share growth greater than or equal to 0 and a dividend coverage ratio greater than 1. A security’s coverage ratio equals its one-year forecast of earnings per share divided by its indicated dividend per share. All remaining securities are then ranked by indicated dividend yield and the top 100 securities are selected for inclusion in the Index. The Index weights the component securities based upon an indicated dividend dollar weighted methodology. Weights are adjusted so that no company has a weight of greater than 10% and companies with a weight of more than 5% do not collectively exceed 50% of the entire portfolio. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 86 securities and the Fund had significant investments in energy companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.